UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: May 31, 2026

Date of reporting period: November 30, 2025

Item 1. Report to Stockholders.

(a)

Argent Focused Small Cap ETF Ticker: ALIL Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Semi-Annual Shareholder Report https://argentetfs.com/alil/

This semi-annual shareholder report contains important information about the Argent Focused Small Cap ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/alil/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$38	0.74%

KEY FUND STATISTICS (as of Period End)
Net Assets	$18,307,715	Portfolio Turnover Rate*	16%
# of Portfolio Holdings	43	Advisory Fees Paid	$60,029
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	22.4%
Financials	20.7%
Information Technology	16.8%
Health Care	11.9%
Consumer Discretionary	10.8%
Real Estate	6.8%
Materials	3.0%
Utilities	2.3%
Energy	2.2%
Communication Services	1.6%
Consumer Staples	1.1%
Cash and Cash Equivalents	0.4%

TOP 10 HOLDINGS (as a % of Net Assets)
Medpace Holdings, Inc.	4.3%
OneMain Holdings, Inc.	4.3%
ePlus, Inc.	4.2%
RBC Bearings, Inc.	4.0%
Houlihan Lokey, Inc.	3.8%
Victory Capital Holdings, Inc. - Class A	3.7%
Addus HomeCare Corp.	3.6%
Colliers International Group, Inc.	3.6%
Green Brick Partners, Inc.	3.5%
Enpro, Inc.	3.4%

Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/alil/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Argent Large Cap ETF Ticker: ABIG Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Semi-Annual Shareholder Report https://argentetfs.com/abig/

This semi-annual shareholder report contains important information about the Argent Large Cap ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/abig/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$26	0.49%

KEY FUND STATISTICS (as of Period End)
Net Assets	$37,672,818	Portfolio Turnover Rate*	6%
# of Portfolio Holdings	29	Advisory Fees Paid	$78,802
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	35.9%
Consumer Discretionary	15.9%
Financials	14.4%
Communication Services	11.2%
Industrials	9.4%
Health Care	8.1%
Energy	2.0%
Utilities	1.4%
Cash and Cash Equivalents	1.7%

TOP 10 HOLDINGS (as a % of Net Assets)
Amazon.com, Inc.	9.1%
Alphabet, Inc. - Class A	8.5%
NVIDIA Corp.	8.5%
Microsoft Corp.	7.8%
Applied Materials, Inc.	4.8%
Broadcom, Inc.	4.5%
Apple, Inc.	4.4%
TransDigm Group, Inc.	3.7%
Danaher Corp.	3.6%
United Rentals, Inc.	3.6%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/abig/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Argent Mid Cap ETF Ticker: AMID Listed on: The Nasdaq Stock Market LLC	November 30, 2025 Semi-Annual Shareholder Report https://argentetfs.com/amid/

This semi-annual shareholder report contains important information about the Argent Mid Cap ETF (the “Fund”) for the period of June 1, 2025 to November 30, 2025 (the “Period”). You can find additional information about the Fund at https://argentetfs.com/amid/. You can also request this information by contacting us at (215) 330-4476.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$27	0.52%

KEY FUND STATISTICS (as of Period End)
Net Assets	$103,852,138	Portfolio Turnover Rate*	20%
# of Portfolio Holdings	45	Advisory Fees Paid	$274,525
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Industrials	23.2%
Financials	19.0%
Information Technology	16.9%
Health Care	15.8%
Consumer Discretionary	13.9%
Real Estate	4.3%
Utilities	2.7%
Consumer Staples	2.2%
Energy	1.8%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
Medpace Holdings, Inc.	5.3%
HCA Healthcare, Inc.	4.7%
LPL Financial Holdings, Inc.	3.4%
Houlihan Lokey, Inc.	3.2%
Fortinet, Inc.	3.0%
Victory Capital Holdings, Inc. - Class A	3.0%
OneMain Holdings, Inc.	2.9%
TopBuild Corp.	2.8%
Comfort Systems USA, Inc.	2.8%
Somnigroup International, Inc.	2.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://argentetfs.com/amid/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments
(a)

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Communication Services - 1.6%
Movies & Entertainment - 1.6%
Madison Square Garden Sports Corp. (a)	1,277	$291,194

Consumer Discretionary - 10.8%
Automotive Retail - 4.7%
Asbury Automotive Group, Inc. (a)	1,789	416,068
Murphy USA, Inc.	1,147	441,675
		857,743
Homebuilding - 6.1%
Champion Homes, Inc. (a)	5,654	485,339
Green Brick Partners, Inc. (a)	9,402	638,208
		1,123,547
Total Consumer Discretionary		1,981,290

Consumer Staples - 1.1%
Personal Care Products - 1.1%
BellRing Brands, Inc. (a)	6,712	207,334

Energy - 2.2%
Oil & Gas Exploration & Production - 2.2%
Magnolia Oil & Gas Corp. - Class A	17,043	394,375

Financials - 20.7%
Asset Management & Custody Banks - 6.8%
Hamilton Lane, Inc. - Class A	4,637	574,687
Victory Capital Holdings, Inc. - Class A	10,706	673,300
		1,247,987
Consumer Finance - 4.3%
OneMain Holdings, Inc.	12,642	784,183

Investment Banking & Brokerage - 3.8%
Houlihan Lokey, Inc.	3,946	692,129

Property & Casualty Insurance - 2.4%
RLI Corp.	7,180	442,719

Regional Banks - 3.4%
Axos Financial, Inc. (a)	3,817	313,681
Glacier Bancorp, Inc.	7,434	314,458
		628,139
Total Financials		3,795,157

The accompanying notes are an integral part of these financial statements.

1

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Health Care - 11.9%
Biotechnology - 1.0%
Halozyme Therapeutics, Inc. (a)	2,501	$178,571

Health Care Facilities - 3.0%
Concentra Group Holdings Parent, Inc.	11,443	235,268
Ensign Group, Inc.	1,697	314,862
		550,130
Health Care Services - 3.6%
Addus HomeCare Corp. (a)	5,536	665,427

Life Sciences Tools & Services - 4.3%
Medpace Holdings, Inc. (a)	1,329	787,379
Total Health Care		2,181,507

Industrials - 22.4%
Aerospace & Defense - 2.3%
VSE Corp.	2,344	422,365

Agricultural & Farm Machinery - 1.6%
Alamo Group, Inc.	1,789	286,902

Building Products - 4.1%
CSW Industrials, Inc.	958	260,451
Modine Manufacturing Co. (a)	3,061	496,280
		756,731
Construction & Engineering - 2.6%
IES Holdings, Inc. (a)	1,138	476,333

Environmental & Facilities Services - 0.6%
Casella Waste Systems, Inc. - Class A (a)	1,114	107,378

Industrial Machinery & Supplies & Components - 7.4%
Enpro, Inc.	2,755	613,952
RBC Bearings, Inc. (a)	1,656	736,870
		1,350,822
Research & Consulting Services - 1.7%
ICF International, Inc.	3,946	307,946

Trading Companies & Distributors - 2.1%
Herc Holdings, Inc.	2,932	393,680
Total Industrials		4,102,157

The accompanying notes are an integral part of these financial statements.

2

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.6% (CONTINUED)	Shares	Value
Information Technology - 16.8%
Application Software - 3.8%
Descartes Systems Group, Inc. (a)	5,789	$477,130
I3 Verticals, Inc. - Class A (a)	9,536	225,717
		702,847
Electronic Equipment & Instruments - 2.8%
Badger Meter, Inc.	1,444	257,812
Novanta, Inc. (a)	2,172	246,869
		504,681
Electronic Manufacturing Services - 3.0%
Fabrinet (a)	1,179	541,644

Semiconductors - 1.5%
Rambus, Inc. (a)	2,888	276,006

Systems Software - 1.5%
Qualys, Inc. (a)	1,918	270,150

Technology Distributors - 4.2%
ePlus, Inc.	8,643	774,413
Total Information Technology		3,069,741

Materials - 3.0%
Commodity Chemicals - 0.9%
Hawkins, Inc.	1,234	160,445

Specialty Chemicals - 2.1%
Balchem Corp.	2,480	387,401
Total Materials		547,846

Real Estate - 6.8%
Real Estate Services - 6.8%
Colliers International Group, Inc.	4,603	662,786
FirstService Corp.	3,692	579,090
Total Real Estate		1,241,876

Utilities - 2.3%
Gas Utilities - 2.3%
Chesapeake Utilities Corp.	3,050	424,133
TOTAL COMMON STOCKS (Cost $16,474,502)		18,236,610

The accompanying notes are an integral part of these financial statements.

3

ARGENT FOCUSED SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.92% (b)	60,172	$60,172
TOTAL MONEY MARKET FUNDS (Cost $60,172)		60,172

TOTAL INVESTMENTS - 99.9% (Cost $16,534,674)		$18,296,782
Other Assets in Excess of Liabilities - 0.1%		10,933
TOTAL NET ASSETS - 100.0%		$18,307,715

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

4

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Communication Services - 11.2%
Interactive Media & Services - 11.2%
Alphabet, Inc. - Class A	10,038	$3,213,967
Meta Platforms, Inc. - Class A	1,580	1,023,761
Total Communication Services		4,237,728

Consumer Discretionary - 15.9%
Automotive Retail - 3.6%
Murphy USA, Inc.	1,165	448,607
O'Reilly Automotive, Inc. (a)	8,775	892,417
		1,341,024
Broadline Retail - 9.1%
Amazon.com, Inc. (a)	14,634	3,412,942

Homebuilding - 3.2%
DR Horton, Inc.	7,707	1,225,490
Total Consumer Discretionary		5,979,456

Energy - 2.0%
Integrated Oil & Gas - 2.0%
Exxon Mobil Corp.	6,413	743,395

Financials - 14.4%
Asset Management & Custody Banks - 1.9%
Blackstone, Inc.	5,017	734,589

Diversified Financial Services - 1.7%
Apollo Global Management, Inc.	4,968	655,031

Property & Casualty Insurance - 3.1%
Progressive Corp.	5,061	1,157,906

Transaction & Payment Processing Services - 7.7%
Mastercard, Inc. - Class A	3,043	1,675,263
Visa, Inc. - Class A	3,628	1,213,348
		2,888,611
Total Financials		5,436,137

Health Care - 8.1%
Health Care Facilities - 2.8%
HCA Healthcare, Inc.	2,110	1,072,492

Life Sciences Tools & Services - 5.3%
Danaher Corp.	5,950	1,349,341
The accompanying notes are an integral part of these financial statements.

5

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 98.3%	Shares	Value
Life Sciences Tools & Services - 5.3%
Medpace Holdings, Inc. (a)	1,063	$629,785
		1,979,126
Total Health Care		3,051,618

Industrials - 9.4%
Aerospace & Defense - 3.7%
TransDigm Group, Inc.	1,005	1,366,971

Environmental & Facilities Services - 2.4%
Waste Connections, Inc.	5,139	907,290

Trading Companies & Distributors - 3.3%
United Rentals, Inc.	1,537	1,252,932
Total Industrials		3,527,193

Information Technology - 35.9%(b)
Application Software - 2.9%
Intuit, Inc.	649	411,518
Tyler Technologies, Inc. (a)	1,436	674,374
		1,085,892
Semiconductor Materials & Equipment - 4.8%
Applied Materials, Inc.	7,190	1,813,678

Semiconductors - 13.0%
Broadcom, Inc.	4,251	1,712,983
NVIDIA Corp.	17,992	3,184,584
		4,897,567
Systems Software - 11.5%
Fortinet, Inc. (a)	7,937	643,929
Microsoft Corp.	5,956	2,930,412
ServiceNow, Inc. (a)	933	757,978
		4,332,319
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	4,979	1,388,394
Total Information Technology		13,517,850

Utilities - 1.4%
Electric Utilities - 1.4%
NextEra Energy, Inc.	6,179	533,186
TOTAL COMMON STOCKS (Cost $29,014,027)		37,026,563

The accompanying notes are an integral part of these financial statements.

6

ARGENT LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 1.7%
First American Government Obligations Fund - Class X, 3.92% (c)	636,679	$636,679
TOTAL MONEY MARKET FUNDS (Cost $636,679)		636,679

TOTAL INVESTMENTS - 100.0% (Cost $29,650,706)		$37,663,242
Other Assets in Excess of Liabilities - 0.0% (d)		9,576
TOTAL NET ASSETS - 100.0%		$37,672,818

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in particular industries or sectors of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

7

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.8%	Shares	Value
Consumer Discretionary - 13.9%
Automotive Parts & Equipment - 1.8%
Patrick Industries, Inc.	16,917	$1,830,758

Automotive Retail - 2.0%
Murphy USA, Inc.	5,455	2,100,557

Home Furnishings - 2.8%
Somnigroup International, Inc.	31,433	2,876,748

Homebuilding - 5.3%
DR Horton, Inc.	16,021	2,547,499
TopBuild Corp. (a)	6,521	2,950,753
		5,498,252
Hotels, Resorts & Cruise Lines - 2.0%
Hilton Worldwide Holdings, Inc.	7,404	2,110,362
Total Consumer Discretionary		14,416,677

Consumer Staples - 2.2%
Food Distributors - 2.2%
US Foods Holding Corp. (a)	29,223	2,298,973

Energy - 1.8%
Oil & Gas Storage & Transportation - 1.8%
Cheniere Energy, Inc.	8,776	1,829,445

Financials - 19.0%
Asset Management & Custody Banks - 4.7%
Hamilton Lane, Inc. - Class A	13,961	1,730,257
Victory Capital Holdings, Inc. - Class A	49,307	3,100,917
		4,831,174
Consumer Finance - 2.9%
OneMain Holdings, Inc.	48,012	2,978,184

Financial Exchanges & Data - 0.7%
Coinbase Global, Inc. - Class A (a)	2,640	720,245

Investment Banking & Brokerage - 6.6%
Houlihan Lokey, Inc.	19,072	3,345,229
LPL Financial Holdings, Inc.	9,986	3,555,415
		6,900,644

Property & Casualty Insurance - 2.6%
Kinsale Capital Group, Inc.	2,178	838,312
The accompanying notes are an integral part of these financial statements.

8

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Property & Casualty Insurance - 2.6% (Continued)
RLI Corp.	30,275	$1,866,757
		2,705,069
Regional Banks - 1.5%
Axos Financial, Inc. (a)	18,725	1,538,820
Total Financials		19,674,136

Health Care - 15.8%
Health Care Facilities - 4.7%
HCA Healthcare, Inc.	9,590	4,874,501

Health Care Services - 3.2%
Addus HomeCare Corp. (a)	18,787	2,258,198
CorVel Corp. (a)	14,506	1,061,549
		3,319,747
Life Sciences Tools & Services - 7.9%
Agilent Technologies, Inc.	17,849	2,739,821
Medpace Holdings, Inc. (a)	9,315	5,518,765
		8,258,586
Total Health Care		16,452,834

Industrials - 23.2%
Aerospace & Defense - 1.9%
HEICO Corp. - Class A	7,988	1,972,796

Building Products - 1.8%
Builders FirstSource, Inc. (a)	17,182	1,928,336

Construction & Engineering - 2.8%
Comfort Systems USA, Inc.	2,995	2,925,935

Construction Machinery & Heavy Transportation Equipment - 2.3%
Federal Signal Corp.	20,751	2,365,614

Diversified Support Services - 4.0%
Cintas Corp.	12,891	2,397,984
Copart, Inc. (a)	45,217	1,762,559
		4,160,543
Electrical Components & Equipment - 3.4%
AMETEK, Inc.	11,200	2,216,368
Vertiv Holdings Co. - Class A	7,292	1,310,591
		3,526,959
Research & Consulting Services - 2.4%
UL Solutions, Inc.	27,438	2,502,620

The accompanying notes are an integral part of these financial statements.

9

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

COMMON STOCKS - 99.8% (CONTINUED)	Shares	Value
Trading Companies & Distributors - 4.6%
Ferguson Enterprises, Inc.	9,077	$2,284,409
United Rentals, Inc.	3,028	2,468,365
		4,752,774
Total Industrials		24,135,577

Information Technology - 16.9%
Application Software - 7.8%
Descartes Systems Group, Inc. (a)	26,111	2,152,069
Fair Isaac Corp. (a)	1,328	2,398,142
Manhattan Associates, Inc. (a)	10,934	1,929,304
Tyler Technologies, Inc. (a)	3,475	1,631,930
		8,111,445
Electronic Equipment & Instruments - 1.3%
Badger Meter, Inc.	7,599	1,356,725

Electronic Manufacturing Services - 2.7%
Fabrinet (a)	5,993	2,753,244

Semiconductors - 2.1%
Monolithic Power Systems, Inc.	2,323	2,156,139

Systems Software - 3.0%
Fortinet, Inc. (a)	38,720	3,141,354
Total Information Technology		17,518,907

Real Estate - 4.3%
Real Estate Services - 4.3%
Colliers International Group, Inc.	16,759	2,413,128
FirstService Corp.	13,128	2,059,127
Total Real Estate		4,472,255

Utilities - 2.7%
Electric Utilities - 2.7%
NRG Energy, Inc.	16,567	2,807,941
TOTAL COMMON STOCKS (Cost $90,717,765)		103,606,745

The accompanying notes are an integral part of these financial statements.

10

ARGENT MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
November 30, 2025 (Unaudited)

SHORT-TERM INVESTMENTS	Shares	Value
MONEY MARKET FUNDS - 0.2%
First American Government Obligations Fund - Class X, 3.92% (b)	194,644	$194,644
TOTAL MONEY MARKET FUNDS (Cost $194,644)		194,644

TOTAL INVESTMENTS - 100.0% (Cost $90,912,409)		$103,801,389
Other Assets in Excess of Liabilities - 0.0% (c)		50,749
TOTAL NET ASSETS - 100.0%		$103,852,138

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day annualized yield as of November 30, 2025.
(c)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable
The accompanying notes are an integral part of these financial statements.

11

ARGENT ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENTS OF ASSETS AND LIABILITIES
November 30, 2025 (Unaudited)

	Argent Focused Small Cap ETF	Argent Large Cap ETF	Argent Mid Cap ETF
ASSETS:
Investments, at value (See Note 2)	$18,296,782	$37,663,242	$103,801,389
Dividends receivable	21,705	24,008	94,941
Dividend tax reclaims receivable	94	415	378
Total assets	18,318,581	37,687,665	103,896,708

LIABILITIES:
Payable to adviser (See Note 3)	10,866	14,847	44,570
Total liabilities	10,866	14,847	44,570
NET ASSETS	$18,307,715	$37,672,818	$103,852,138

NET ASSETS CONSISTS OF:
Paid-in capital	$17,064,624	$32,242,931	$109,880,486
Total distributable earnings (accumulated losses)	1,243,091	5,429,887	(6,028,348)
Total net assets	$18,307,715	$37,672,818	$103,852,138

Net assets	$18,307,715	$37,672,818	$103,852,138
Shares issued and outstanding(a)	629,000	1,164,000	3,004,000
Net asset value per share	$29.11	$32.36	$34.57

COST:
Investments, at cost	$16,534,674	$29,650,706	$90,912,409

(a)	Unlimited shares authorized.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

STATEMENTS OF OPERATIONS
For the Period Ended November 30, 2025 (Unaudited)

	Argent Focused Small Cap ETF	Argent Large Cap ETF	Argent Mid Cap ETF
INVESTMENT INCOME:
Dividend income	$91,301	$113,940	$486,798
Less: Dividend withholding taxes, net	(696)	(654)	(2,652)
Total investment income (loss)	90,605	113,286	484,146

EXPENSES:
Investment advisory fees (See Note 3)	60,029	78,802	274,525
Net expenses	60,029	78,802	274,525
NET INVESTMENT INCOME (LOSS)	30,576	34,484	209,621

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:	(120,176	(376,243	(3,000,995
Investments	(363,065)	(376,243)	(6,545,182)
In-kind redemptions	242,889	—	3,544,187
Net realized gain (loss)	(120,176)	(376,243)	(3,000,995)
Net change in unrealized appreciation (depreciation) on:		4,127,490	9,391,482
Investments(a)	849,855	4,127,491	9,391,482
Net change in unrealized appreciation (depreciation)	849,855	4,127,491	9,391,482
Net realized and unrealized gain (loss)	729,679	3,751,248	6,390,487
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$760,255	$3,785,732	$6,600,108

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

STATEMENTS OF CHANGES IN NET ASSETS

	Argent Focused Small Cap ETF		Argent Large Cap ETF
	Period ended November 30, 2025 (Unaudited)	Period ended May 31, 2025(a)	Period ended November 30, 2025 (Unaudited)	Period ended May 31, 2025(a)
OPERATIONS
Net investment income (loss)	$30,576	$4,995	$34,484	$9,738
Net realized gain (loss)	(120,176)	—	(376,243)	(204,578)
Net change in unrealized appreciation (depreciation)	849,855	477,841	4,127,491	1,838,995
Net increase (decrease) in net assets from operations	760,255	482,836	3,785,732	1,644,155

CAPITAL TRANSACTIONS:
Shares sold	7,103,743	7,364,947	10,272,790	15,372,222
Shares issued from reorganization (See Note 1)	—	3,472,047	—	6,597,919
Shares redeemed	(876,113)	—	—	—
Net increase (decrease) in net assets from capital transactions	6,227,630	10,836,994	10,272,790	21,970,141

NET INCREASE (DECREASE) IN NET ASSETS	6,987,885	11,319,830	14,058,522	23,614,296

NET ASSETS:
Beginning of the period	11,319,830	—	23,614,296	—
End of the period	$18,307,715	$11,319,830	$37,672,818	$23,614,296

SHARES TRANSACTIONS
Shares sold	111,000	409,000	76,000	824,000
Shares issued from reorganization (See Note 1)	—	139,000	—	264,000
Shares redeemed	(30,000)	—	—	—
Total increase (decrease) in shares outstanding	81,000	548,000	76,000	1,088,000

(a) Inception date of the Fund was April 8, 2025.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

	Argent Mid Cap ETF
	Period ended November 30, 2025 (Unaudited)	Year ended May 31, 2025
OPERATIONS
Net investment income (loss)	$209,621	$361,601
Net realized gain (loss)	(3,000,995)	5,924,635
Net change in unrealized appreciation (depreciation)	9,391,482	(9,425,735)
Net increase (decrease) in net assets from operations	6,600,108	(3,139,499)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(321,874)
Total distributions to shareholders	—	(321,874)

CAPITAL TRANSACTIONS:
Shares sold	10,095,510	64,532,202
Shares redeemed	(10,207,917)	(20,753,102)
Net increase (decrease) in net assets from capital transactions	(112,407)	43,779,100

NET INCREASE (DECREASE) IN NET ASSETS	6,487,701	40,317,727

NET ASSETS:
Beginning of the period	97,364,437	57,046,710
End of the period	$103,852,138	$97,364,437

SHARES TRANSACTIONS
Subscriptions	300,000	1,870,000
Redemptions	(300,000)	(630,000)
Total increase (decrease) in shares outstanding	—	1,240,000

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

 FINANCIAL HIGHLIGHTS

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:				SUPPLEMENTAL DATA AND RATIOS:
For the period ended	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gain (loss) on investments(b)	Total from investment operations	Net investment income	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (in thousands)	Ratio of expense to average net assets(d)	Ratio of net investment income (loss) to average net assets(d)	Portfolio turnover rate(c)(e)
Argent Focused Small Cap ETF
11/30/2025(f)	$27.68	0.05	1.38	1.43	—	—	$29.11	5.16%	$18,308	0.74%	0.38%	16%
5/31/2025(g)	$24.98	0.02	2.68	2.70	—	—	$27.68	10.80%	$11,320	0.74%	0.41%	0%
Argent Large Cap ETF
11/30/2025(f)	$28.66	0.03	3.67	3.70	—	—	$32.36	12.93%	$37,673	0.49%	0.21%	6%
5/31/2025(g)	$24.99	0.02	3.65	3.67	—	—	$28.66	14.67%	$23,614	0.49%	0.39%	5%
Argent Mid Cap ETF
11/30/2025(f)	$32.41	0.07	2.09	2.16	—	—	$34.57	6.66%	$103,852	0.52%	0.40%	20%
5/31/2025	$32.34	0.14	0.04	0.18	(0.11)	(0.11)	$32.41	0.56%	$97,364	0.52%	0.42%	19%
5/31/2024	$24.45	0.14	7.88	8.02	(0.13)	(0.13)	$32.34	32.84%	$57,047	0.52%	0.49%	7%
5/31/2023(h)	$25.01	0.13	(0.63)	(0.50)	(0.06)	(0.06)	$24.45	-1.98%	$28,706	0.52%	0.69%	21%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited.
(g)	Inception date of the Fund was April 8, 2025.
(h)	Inception date of the Fund was August 16, 2022.

The accompanying notes are an integral part of these financial statements.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS
November 30, 2025 (Unaudited)

NOTE 1 – ORGANIZATION

Argent Focused Small Cap ETF (“ALIL”), Argent Large Cap ETF (“ABIG”), and Argent Mid Cap ETF (“AMID”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company, and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund is considered non-diversified except AMID which is considered diversified under the 1940 Act. Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange
ALIL	April 8, 2025	10,000	The Nasdaq Stock Market LLC
ABIG	April 8, 2025	10,000	The Nasdaq Stock Market LLC
AMID	August 16, 2022	10,000	The Nasdaq Stock Market LLC

The investment objective for each Fund is to:

Fund	Investment Objective
ALIL	seek long-term capital appreciation.
ABIG	seek long-term capital appreciation.
AMID	seek to outperform the Russell MidCap® Index over the long term.

As part of ALIL’s commencement of operations on April 8, 2025, ALIL received an in-kind contribution from an account managed by the Sub-Adviser, which consisted of $3,472,047 of securities which were recorded at their current value to align ALIL’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ALIL elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 8, 2025, was $3,037,635, resulting in net unrealized appreciation on investments of $434,412 as of that date. As a result of the in-kind contribution, ALIL issued 139,000 shares at a $24.98 per share net asset value.

As part of ABIG’s commencement of operations on April 8, 2025, ABIG received an in-kind contribution from an account managed by the Sub-Adviser, which consisted of of securities $6,597,919 which were recorded at their current value to align ABIG’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, ABIG elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of April 8, 2025, was $4,551,869, resulting in net unrealized appreciation on investments of $2,046,050 as of that date. As a result of the in-kind contribution, ABIG issued 264,000 shares at a $24.99 per share net asset value.

As part of AMID’s commencement of operations on August 16, 2022, AMID received an in-kind contribution from accounts managed by the Sub-Adviser, which consisted of $16,354,962 of securities which were recorded at their current value to align AMID’s performance with ongoing financial reporting. However, as the transaction was determined to be a non-taxable transaction by management, AMID elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of August 16, 2022, was $12,686,927, resulting in net unrealized appreciation on investments of $3,668,035 as of that date. As a result of the in-kind contribution, AMID issued 654,000 shares at a $25.01 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. A Fund may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Fund shareholders. Transaction fees received by a Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is November 30, 2025, and the period covered by these Notes to Financial Statements is from June 1, 2025 to November 30, 2025 (the “current fiscal period”).

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of the current fiscal period end, each Fund did not hold any securities that required fair valuation due to unobservable inputs.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds’ investments as of the current fiscal period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
ALIL
Investments
Common Stocks	$18,236,610	$—	$—	$18,236,610
Money Market Funds	60,172	—	—	60,172
Total Investments	$18,296,782	$—	$—	$18,296,782

ABIG
Investments
Common Stocks	$37,026,563	$—	$—	$37,026,563
Money Market Funds	636,679	—	—	636,679
Total Investments	$37,663,242	$—	$—	$37,663,242

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
AMID
Investments
Common Stocks	$103,606,745	$—	$—	$103,606,745
Money Market Funds	194,644	—	—	194,644
Total Investments	$103,801,389	$—	$—	$103,801,389

Refer to the Schedule of Investments for further disaggregation of investment categories.
During the current fiscal period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates are included on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation" and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively.

Each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the current fiscal period, the Funds did not incur any interest or penalties.

D.Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions to shareholders from net investment income for each Fund are declared and paid on an annual basis. Distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

for each Fund. Distributions are recorded on the ex-dividend date. Each Fund may distribute more frequently, if necessary, for tax purposes.

E.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

F.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

H.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”) during the current fiscal period. The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since the Funds have a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

I.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from distributable earnings to paid-in capital. For the fiscal period ended May 31, 2025, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
ALIL	N/A	N/A
ABIG	N/A	N/A
AMID	$(8,016,745)	$8,016,745

J.New Accounting Pronouncement: In December 2023, the FASB issued ASU 2023-09 Income Taxes (Topic 740): Improvements to Income Tax Disclosures. Effective for annual periods beginning after December 15, 2024, the amendments require greater disaggregation of disclosures related to income taxes paid. The ASU has been adopted by the Funds as of the reporting period end. Management has evaluated the impact of the ASU and determined it does not materially impact the financial statements.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

ALIL	0.74%
ABIG	0.49%
AMID	0.52%

Argent Capital Management LLC serves as an investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ Custodian, transfer agent and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the current fiscal period, purchases and sales of securities for the applicable Funds, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
ALIL	$2,648,324	$2,578,241
ABIG	2,076,150	2,073,933
AMID	21,888,046	21,469,504

For the current fiscal period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Purchases	Sales
ALIL	$7,045,693	$880,844
ABIG	10,113,652	—
AMID	9,945,075	10,095,397

There were no purchases or sales of U.S. Government securities during the current fiscal period for any of the respective Funds.

ARGENT ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
November 30, 2025 (Unaudited)

NOTE 5 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the fiscal year ended May 31, 2025, for each Fund were as follows:

	ALIL	ABIG	AMID
Tax cost of Investments	$10,409,614	$19,726,081	$93,897,343
Gross tax unrealized appreciation	1,296,375	4,247,553	10,823,232
Gross tax unrealized depreciation	(384,122)	(362,508)	(7,348,072)
Net tax unrealized appreciation (depreciation)	$912,253	$3,885,045	$3,475,160
Undistributed ordinary income	4,995	9,738	129,326
Undistributed long-term gain	—	—	—
Total distributable earnings	4,995	9,738	129,326
Other accumulated gain (loss)	—	(204,578)	(3,546,015)
Total accumulated gain (loss)	$917,248	$3,690,205	$58,471

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year.

For the fiscal year ended May 31, 2025, there were no post-October late year losses and post-October capital losses.

At the fiscal year ended May 31, 2025, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
ALIL	$—	$—
ABIG	189,881	14,697
AMID	2,806,198	739,817

NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the current fiscal period and fiscal period ended May 31, 2025 were as follows:

	Current Fiscal Period	Fiscal Period Ended May 31, 2025
	Ordinary Income	Ordinary Income
ALIL(a)	$—	$—
ABIG(a)	$—	$—
AMID	$—	$321,874

(a) Inception date of the Fund was April 8, 2025.

NOTE 7 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the current fiscal period that materially impacted the amounts or disclosures in the Funds’ financial statements.

ARGENT ETFs
FEDERAL TAX INFORMATION (UNAUDITED)

For the fiscal period ended May 31, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

ALIL	0.00%
ABIG	0.00%
AMID	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal period ended May 31, 2025, were as follows:

ALIL	0.00%
ABIG	0.00%
AMID	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the fiscal period ended May 31, 2025, were as follows:

ALIL	0.00%
ABIG	0.00%
AMID	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser out of the advisory fee. See Note 3 to the Financial Statements under Item 7.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contracts.
Argent Mid Cap ETF (AMID)
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on June 5-6, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Argent Mid Cap ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, the Adviser, and Argent Capital Management, LLC (the “Sub-Adviser”), each for an additional annual term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared the Fund’s performance for periods ended March 31, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was determined that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the one-year period, the Fund underperformed the average of its peer group, but outperformed for the two-year and since inception periods. The Board considered the Sub-Adviser’s explanation for the Fund’s underperformance for the one-year period ended March 31, 2025.

Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s management fee and net expense ratio were below the average for the Fund’s peer group. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a similar strategy. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser charges its separately managed account clients a higher fee for a strategy similar to that of the Fund’s.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund for an additional annual period. The Board also reviewed the costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given the Fund’s current assets.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Advisory Agreement and Sub-Advisory Agreement for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	January 28, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	January 28, 2026